December 31, 2007	• Pacific Select Fund • Pacific Select Exec Separate Account of Pacific Life Insurance Company

Annual
Reports

Pacific Select

TABLE OF CONTENTS

PACIFIC SELECT FUND

Chairman’s Letter	A-1
Performance Discussion	A-2
Disclosure of Fund Expenses	B-1
Schedules of Investments and Notes	C-1
Financial Statements:
Statements of Assets and Liabilities	D-1
Statements of Operations	D-7
Statements of Changes in Net Assets	D-13
Statement of Cash Flows	D-19
Financial Highlights	E-1
Notes to Financial Statements	F-1
Report of Independent Registered Public Accounting Firm	G-1
Trustees and Officers Information	H-1
Approval of Investment Advisory Agreement and Portfolio Management Agreements	H-4
Special Meetings of Shareholders	H-8
Where to Go for More Information	H-9

     The 2007 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth-Income and American Funds Growth Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

Schedule of Investments	I-1
Financial Statements:
Statements of Assets and Liabilities	J-1
Statements of Operations	J-5
Statements of Changes in Net Assets	J-9
Financial Highlights	K-1
Notes to Financial Statements	L-1
Report of Independent Registered Public Accounting Firm	M-1

     The 2007 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund
Small-Cap Growth (1)	Small-Cap Growth (1)	3,802,572	$37,800,821	$50,586,558
International Value	International Value	16,681,167	244,194,753	305,888,298
International Small-Cap	International Small-Cap	2,229,716	23,652,315	23,781,568
Equity Index	Equity Index	16,401,630	458,033,998	551,923,748
Small-Cap Index	Small-Cap Index	19,660,996	261,306,317	268,559,695
Diversified Research	Diversified Research	5,273,696	62,898,189	71,202,853
Equity	Equity	2,227,294	43,020,572	49,367,159
American Funds® Growth-Income	American Funds Growth-Income	5,539,751	67,848,429	69,083,376
American Funds Growth	American Funds Growth	4,391,530	59,658,396	63,232,702
Large-Cap Value	Large-Cap Value	11,166,387	142,421,311	158,713,982
Technology	Technology	2,960,794	19,195,983	22,697,331
Short Duration Bond	Short Duration Bond	4,745,145	45,995,883	45,784,332
Floating Rate Loan (2)	Floating Rate Loan	1,004,302	9,836,961	9,449,518
Diversified Bond	Diversified Bond	2,909,446	29,318,233	28,436,884
Growth LT	Growth LT	12,028,286	224,154,389	313,824,405
Focused 30	Focused 30	3,140,267	37,139,122	50,627,705
Health Sciences	Health Sciences	1,929,921	20,323,865	23,304,452
Mid-Cap Value	Mid-Cap Value	11,875,687	203,824,105	203,798,241
Large-Cap Growth	Large-Cap Growth	6,708,218	51,898,677	62,931,636
International Large-Cap	International Large-Cap	20,292,723	174,115,703	192,663,438
Small-Cap Value	Small-Cap Value	4,229,679	63,283,027	60,911,376
Multi-Strategy	Multi-Strategy	5,509,108	84,013,831	98,642,992
Main Street® Core	Main Street Core	6,870,045	131,751,325	171,459,391
Emerging Markets	Emerging Markets	8,480,767	135,142,425	177,769,592
Managed Bond	Managed Bond	36,504,170	406,507,591	413,635,176
Inflation Managed	Inflation Managed	15,529,645	181,379,579	176,308,963
Money Market	Money Market	23,101,077	233,164,222	232,852,644
High Yield Bond	High Yield Bond	11,678,057	79,763,491	76,816,611
Comstock	Comstock	8,156,511	86,248,219	83,377,630
Mid-Cap Growth	Mid-Cap Growth	6,649,902	59,827,066	70,025,262
Real Estate	Real Estate	4,216,491	89,893,173	91,656,834
Small-Cap Equity (3)	Small-Cap Equity (3)	892,493	11,205,089	11,413,844

	M Fund, Inc.
I	Brandes International Equity	6,431,559	118,383,689	118,662,256
II	Turner Core Growth	1,978,806	31,892,958	38,626,284
III	Frontier Capital Appreciation	2,048,766	51,868,688	50,686,469
V	Business Opportunity Value	2,023,916	25,022,060	24,509,619

	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III	363,849	5,898,188	5,021,116
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	810,985	11,616,998	11,783,610

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund® Service Class 2	2,075,247	64,322,234	56,986,283
Fidelity VIP Freedom Income Service Class 2 (2)	Fidelity VIP Freedom Income Service Class 2	1,063	11,997	11,458
Fidelity VIP Freedom 2010 Service Class 2 (2)	Fidelity VIP Freedom 2010 Service Class 2	7,053	87,532	84,073
Fidelity VIP Freedom 2015 Service Class 2 (2)	Fidelity VIP Freedom 2015 Service Class 2	27,534	350,531	337,562
Fidelity VIP Freedom 2020 Service Class 2 (2)	Fidelity VIP Freedom 2020 Service Class 2	7,447	96,093	93,827
Fidelity VIP Freedom 2025 Service Class 2 (2)	Fidelity VIP Freedom 2025 Service Class 2	190,373	2,505,580	2,413,927
Fidelity VIP Freedom 2030 Service Class 2 (2)	Fidelity VIP Freedom 2030 Service Class 2	10,495	145,243	136,332
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2	79,647	3,219,671	3,556,222
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	882,433	29,429,163	31,441,082
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	340,527	4,658,964	4,297,447

	Janus Aspen Series
International Growth Service Class (2)	Janus Aspen International Growth Service Class	160,802	9,906,585	10,373,346
Risk-Managed Core Service Class (2)	Janus Aspen INTECH Risk-Managed Core Service Class	11,878	158,883	157,855
Mid Cap Growth Service Class (2)	Janus Aspen Mid Cap Growth Service Class	23,483	873,878	914,666

	Lazard Retirement Series, Inc.
US Strategic Equity (2)	Lazard Retirement U.S. Strategic Equity	3,214	37,081	32,685

	Legg Mason Partners Variable Equity Trust
Legg Mason Partners Variable Aggressive Growth — Class II (2)	Legg Mason Partners Variable Aggressive Growth — Class II	4,856	81,226	79,104
Legg Mason Partners Variable Mid Cap Core — Class II (2)	Legg Mason Partners Variable Mid Cap Core — Class II	9,885	150,199	122,772

	MFS® Variable Insurance Trust
MFS New Discovery Series Service Class (2)	MFS New Discovery Series Service Class	13,113	216,914	213,868
MFS Utilities Series Service Class (2)	MFS Utilities Series Service Class	420,309	13,993,376	14,336,747

See Notes to Financial Statements	See explanation of references on I-2

I-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2007

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Premier VIT
OpCap Small Cap (2)	OpCap Small Cap	4,800	$146,162	$140,107
	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth — II	T. Rowe Price Blue Chip Growth — II	466,812	5,254,105	5,461,695
T. Rowe Price Equity Income — II	T. Rowe Price Equity Income — II	1,213,561	30,218,554	28,700,719
	Van Eck Worldwide Insurance Trust
Van Eck Worldwide Hard Assets	Worldwide Hard Assets	1,530,013	48,087,787	63,021,216
	XTF Advisors Trust
ETF 2010 (2)	ETF 2010	7,562	75,367	74,938
ETF 2015 (2)	ETF 2015	8,589	88,091	85,629
ETF 2020 (2)	ETF 2020	35,447	354,910	350,566
ETF 2025 (2)	ETF 2025	34,604	343,796	345,351
ETF 2030 (2)	ETF 2030	57,090	581,783	561,770
ETF 2040+ (2)	ETF 2040+	29,044	285,864	282,885

(1)	Formerly named Fasciano Small Equity Variable Account and Fasciano Small Equity Portfolio.

(2)	Operations commenced during 2007 (See Note 1 to Financial Statements).

(3)	Formerly named VN Small-Cap Value Variable Account and VN Small-Cap Value Portfolio.

     American Funds is a registered trademark of American Funds Distributors, Inc., Main Street is a registered trademark of OppenheimerFunds, Inc., Fidelity and Contrafund are registered trademarks of FMR Corp., and MFS is a registered trademark of MFS Fund Distributors, Inc.
See Notes to Financial Statements

I-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

	Variable Accounts
	Small-Cap	International	International	Equity	Small-Cap	Diversified
	Growth (1)	Value	Small-Cap	Index	Index	Research	Equity

ASSETS
Investments in portfolios, at value	$50,586,558	$305,888,298	$23,781,568	$551,923,748	$268,559,695	$71,202,853	$49,367,159
Receivables:
Due from Pacific Life Insurance Company	50,734	123,590	53,062	271,352	242,726	99,269	54,685

Total Assets	50,637,292	306,011,888	23,834,630	552,195,100	268,802,421	71,302,122	49,421,844

LIABILITIES
Payables:
Fund shares purchased	50,719	123,549	53,054	271,325	242,726	99,256	54,685
Other	—	—	—	—	71	—	11

Total Liabilities	50,719	123,549	53,054	271,325	242,797	99,256	54,696

NET ASSETS	$50,586,573	$305,888,339	$23,781,576	$551,923,775	$268,559,624	$71,202,866	$49,367,148

Units Outstanding	3,236,389	8,793,719	2,202,534	9,701,628	14,234,769	4,824,065	3,445,626

Accumulation Unit Value	$15.63	$34.78	$10.80	$56.89	$18.87	$14.76	$14.33

Cost of Investments	$37,800,821	$244,194,753	$23,652,315	$458,033,998	$261,306,317	$62,898,189	$43,020,572

	American Funds	American Funds	Large-Cap		Short Duration	Floating	Diversified
	Growth-Income	Growth	Value	Technology	Bond	Rate Loan	Bond

ASSETS
Investments in portfolios, at value	$69,083,376	$63,232,702	$158,713,982	$22,697,331	$45,784,332	$9,449,518	$28,436,884
Receivables:
Due from Pacific Life Insurance Company	148,761	108,127	215,389	27,329	50,544	43,913	88,476

Total Assets	69,232,137	63,340,829	158,929,371	22,724,660	45,834,876	9,493,431	28,525,360

LIABILITIES
Payables:
Fund shares purchased	148,761	108,127	215,222	27,329	50,542	43,913	88,466
Other	3,004	74	—	14	—	—	—

Total Liabilities	151,765	108,201	215,222	27,343	50,542	43,913	88,466

NET ASSETS	$69,080,372	$63,232,628	$158,714,149	$22,697,317	$45,784,334	$9,449,518	$28,436,894

Units Outstanding	5,233,800	4,288,451	9,143,314	2,811,966	4,049,884	962,991	2,668,272

Accumulation Unit Value	$13.20	$14.74	$17.36	$8.07	$11.31	$9.81	$10.66

Cost of Investments	$67,848,429	$59,658,396	$142,421,311	$19,195,983	$45,995,883	$9,836,961	$29,318,233

	Growth	Focused	Health	Mid-Cap	Large-Cap	International	Small-Cap
	LT	30	Sciences	Value	Growth	Large-Cap	Value

ASSETS
Investments in portfolios, at value	$313,824,405	$50,627,705	$23,304,452	$203,798,241	$62,931,636	$192,663,438	$60,911,376
Receivables:
Due from Pacific Life Insurance Company	198,018	203,430	8	500,709	50,139	154,548	8
Fund shares redeemed	—	—	34,120	—	—	—	165,152

Total Assets	314,022,423	50,831,135	23,338,580	204,298,950	62,981,775	192,817,986	61,076,536

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	34,120	—	—	—	165,152
Fund shares purchased	197,986	203,417	—	500,709	50,085	154,548	—
Other	—	—	—	35	—	110	—

Total Liabilities	197,986	203,417	34,120	500,744	50,085	154,658	165,152

NET ASSETS	$313,824,437	$50,627,718	$23,304,460	$203,798,206	$62,931,690	$192,663,328	$60,911,384

Units Outstanding	6,242,947	3,080,715	1,525,560	8,230,390	6,937,338	15,067,071	2,748,103

Accumulation Unit Value	$50.27	$16.43	$15.28	$24.76	$9.07	$12.79	$22.16

Cost of Investments	$224,154,389	$37,139,122	$20,323,865	$203,824,105	$51,898,677	$174,115,703	$63,283,027

(1)	Formerly named Fasciano Small Equity Variable Account.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2007

	Variable Accounts
	Multi-	Main Street	Emerging	Managed	Inflation	Money	High Yield
	Strategy	Core	Markets	Bond	Managed	Market	Bond

ASSETS
Investments in portfolios, at value	$98,642,992	$171,459,391	$177,769,592	$413,635,176	$176,308,963	$232,852,644	$76,816,611
Receivables:
Due from Pacific Life Insurance Company	17	15	—	30,339	54,464	4,492,892	61,544
Fund shares redeemed	13,990	105,514	72,613	—	—	—	—

Total Assets	98,656,999	171,564,920	177,842,205	413,665,515	176,363,427	237,345,536	76,878,155

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	13,990	105,514	72,613	—	—	—	—
Fund shares purchased	—	—	—	30,286	54,464	4,492,892	61,541
Other	—	—	101	—	54	15	—

Total Liabilities	13,990	105,514	72,714	30,286	54,518	4,492,907	61,541

NET ASSETS	$98,643,009	$171,459,406	$177,769,491	$413,635,229	$176,308,909	$232,852,629	$76,816,614

Units Outstanding	1,891,715	3,102,111	5,417,715	9,776,620	4,204,544	10,196,175	1,924,183

Accumulation Unit Value	$52.14	$55.27	$32.81	$42.31	$41.93	$22.84	$39.92

Cost of Investments	$84,013,831	$131,751,325	$135,142,425	$406,507,591	$181,379,579	$233,164,222	$79,763,491

		Mid-Cap	Real	Small-Cap
	Comstock	Growth	Estate	Equity(1)	I	II	III

ASSETS
Investments in portfolios, at value	$83,377,630	$70,025,262	$91,656,834	$11,413,844	$118,662,256	$38,626,284	$50,686,469
Receivables:
Due from Pacific Life Insurance Company	168,401	93,155	273,317	16,260	47,874	2,923	46,889

Total Assets	83,546,031	70,118,417	91,930,151	11,430,104	118,710,130	38,629,207	50,733,358

LIABILITIES
Payables:
Fund shares purchased	168,368	93,155	273,303	16,258	47,874	2,920	46,889
Other	—	26	—	—	2	—	—

Total Liabilities	168,368	93,181	273,303	16,258	47,876	2,920	46,889

NET ASSETS	$83,377,663	$70,025,236	$91,656,848	$11,413,846	$118,662,254	$38,626,287	$50,686,469

Units Outstanding	6,703,119	6,666,596	2,496,462	785,370	3,147,799	1,388,785	1,330,308

Accumulation Unit Value	$12.44	$10.50	$36.71	$14.53	$37.70	$27.81	$38.10

Cost of Investments	$86,248,219	$59,827,066	$89,893,173	$11,205,089	$118,383,689	$31,892,958	$51,868,688

		BlackRock	BlackRock	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
		Basic Value	Global Allocation	Contrafund®	Freedom Income	Freedom 2010	Freedom 2015
	V	V.I. Class III	V.I. Class III	Service Class 2	Service Class 2	Service Class 2	Service Class 2

ASSETS
Investments in portfolios, at value	$24,509,619	$5,021,116	$11,783,610	$56,986,283	$11,458	$84,073	$337,562
Receivables:
Due from Pacific Life Insurance Company	19,969	—	56,742	208,832	—	—	—
Fund shares redeemed	—	5,927	—	—	—	—	—

Total Assets	24,529,588	5,027,043	11,840,352	57,195,115	11,458	84,073	337,562

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	5,927	—	—	—	—	—
Fund shares purchased	19,959	—	56,741	208,832	—	—	—
Other	—	2	—	33	—	—	—

Total Liabilities	19,959	5,929	56,741	208,865	—	—	—

NET ASSETS	$24,509,629	$5,021,114	$11,783,611	$56,986,250	$11,458	$84,073	$337,562

Units Outstanding	1,446,522	397,583	793,421	3,792,886	1,143	8,484	34,170

Accumulation Unit Value	$16.94	$12.63	$14.85	$15.02	$10.03	$9.91	$9.88

Cost of Investments	$25,022,060	$5,898,188	$11,616,998	$64,322,234	$11,997	$87,532	$350,531

(1)	Formerly named VN Small-Cap Equity Variable Account.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2007

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2020	Freedom 2025	Freedom 2030	Growth	Mid Cap	Value Strategies
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2

ASSETS
Investments in portfolios, at value	$93,827	$2,413,927	$136,332	$3,556,222	$31,441,082	$4,297,447
Receivables:
Due from Pacific Life Insurance Company	38,933	—	—	125,480	32,866	17,170

Total Assets	132,760	2,413,927	136,332	3,681,702	31,473,948	4,314,617

LIABILITIES
Payables:
Fund shares purchased	38,933	—	—	125,480	32,854	17,170
Other	—	—	—	—	—	4

Total Liabilities	38,933	—	—	125,480	32,854	17,174

NET ASSETS	$93,827	$2,413,927	$136,332	$3,556,222	$31,441,094	$4,297,443

Units Outstanding	9,549	246,074	13,972	247,233	2,090,850	333,286

Accumulation Unit Value	$9.83	$9.81	$9.76	$14.38	$15.04	$12.89

Cost of Investments	$96,093	$2,505,580	$145,243	$3,219,671	$29,429,163	$4,658,964

					Legg Mason	Legg Mason
	International	Risk-Managed	Mid Cap		Partners Variable	Partners Variable
	Growth	Core	Growth	US Strategic	Aggressive	Mid Cap
	Service Class	Service Class	Service Class	Equity	Growth - Class II	Core - Class II

ASSETS
Investments in portfolios, at value	$10,373,346	$157,855	$914,666	$32,685	$79,104	$122,772
Receivables:
Due from Pacific Life Insurance Company	4,461	14	29,367	—	—	—

Total Assets	10,377,807	157,869	944,033	32,685	79,104	122,772

LIABILITIES
Payables:
Fund shares purchased	4,458	14	29,367	—	—	—

Total Liabilities	4,458	14	29,367	—	—	—

NET ASSETS	$10,373,349	$157,855	$914,666	$32,685	$79,104	$122,772

Units Outstanding	866,820	15,705	82,577	3,462	8,141	12,558

Accumulation Unit Value	$11.97	$10.05	$11.08	$9.44	$9.72	$9.78

Cost of Investments	$9,906,585	$158,883	$873,878	$37,081	$81,226	$150,199

	MFS New	MFS		T. Rowe Price	T. Rowe Price	Van Eck
	Discovery Series	Utilities Series	OpCap	Blue Chip	Equity	Worldwide
	Service Class	Service Class	Small Cap	Growth - II	Income - II	Hard Assets

ASSETS
Investments in portfolios, at value	$213,868	$14,336,747	$140,107	$5,461,695	$28,700,719	$63,021,216
Receivables:
Due from Pacific Life Insurance Company	—	—	—	8,853	18,146	268,942
Fund shares redeemed	—	4,231	—	—	—	—

Total Assets	213,868	14,340,978	140,107	5,470,548	28,718,865	63,290,158

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	4,231	—	—	—	—
Fund shares purchased	—	—	—	8,851	18,146	268,942
Other	—	—	—	—	4	5

Total Liabilities	—	4,231	—	8,851	18,150	268,947

NET ASSETS	$213,868	$14,336,747	$140,107	$5,461,697	$28,700,715	$63,021,211

Units Outstanding	22,449	1,287,407	14,693	413,880	2,275,375	2,428,039

Accumulation Unit Value	$9.53	$11.14	$9.54	$13.20	$12.61	$25.96

Cost of Investments	$ 216,914	$13,993,376	$146,162	$5,254,105	$30,218,554	$48,087,787

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2007

	Variable Accounts
	ETF 2010	ETF 2015	ETF 2020	ETF 2025	ETF 2030	ETF 2040+

ASSETS
Investments in portfolios, at value	$74,938	$85,629	$350,566	$345,351	$561,770	$282,885
Receivables:
Due from Pacific Life Insurance Company	—	26,680	—	6,954	1,411	—

Total Assets	74,938	112,309	350,566	352,305	563,181	282,885

LIABILITIES
Payables:
Fund shares purchased	—	26,680	—	6,954	1,411	—

Total Liabilities	—	26,680	—	6,954	1,411	—

NET ASSETS	$74,938	$85,629	$350,566	$345,351	$561,770	$282,885

Units Outstanding	7,562	8,589	35,447	34,604	57,090	29,044

Accumulation Unit Value	$9.91	$9.97	$9.89	$9.98	$9.84	$9.74

Cost of Investments	$75,367	$88,091	$354,910	$343,796	$581,783	$285,864

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007

	Variable Accounts
	Small-Cap	International	International	Equity	Small-Cap	Diversified
	Growth (1)	Value	Small-Cap	Index	Index	Research	Equity

INVESTMENT INCOME
Dividends	$—	$6,209,919	$263,532	$10,452,919	$3,695,225	$535,376	$113,435

Net Investment Income	—	6,209,919	263,532	10,452,919	3,695,225	535,376	113,435

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	1,787,843	15,803,330	146,954	(5,482,406)	10,752,479	3,123,255	3,438,684
Capital gain distributions	—	34,234,351	—	—	—	—	—

Realized Gain (Loss)	1,787,843	50,037,681	146,954	(5,482,406)	10,752,479	3,123,255	3,438,684

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	4,425,086	(39,003,319)	(379,230)	24,548,115	(20,045,664)	(2,619,658)	(722,184)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,212,929	$17,244,281	$31,256	$29,518,628	($5,597,960)	$1,038,973	$2,829,935

	American	American	Large-		Short	Floating
	Funds	Funds	Cap		Duration	Rate	Diversified
	Growth-Income	Growth	Value	Technology	Bond	Loan (2)	Bond

INVESTMENT INCOME
Dividends	$862,120	$279,627	$1,904,295	$10,228	$1,991,999	$451,942	$1,031,172

Net Investment Income	862,120	279,627	1,904,295	10,228	1,991,999	451,942	1,031,172

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	3,936,906	8,238,466	4,080,175	2,558,874	(291,247)	(159,034)	3,344
Capital gain distributions	—	—	—	—	—	—	45,108

Realized Gain (Loss)	3,936,906	8,238,466	4,080,175	2,558,874	(291,247)	(159,034)	48,452

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(2,923,413)	(1,311,233)	(643,816)	1,108,005	232,055	(387,444)	(975,779)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,875,613	$7,206,860	$5,340,654	$3,677,107	$1,932,807	($94,536)	$103,845

	Growth	Focused	Health	Mid-Cap	Large-Cap	International	Small-Cap
	LT	30	Sciences	Value	Growth	Large-Cap	Value

INVESTMENT INCOME
Dividends	$1,349,167	$166,019	$—	$1,608,408	$—	$3,038,271	$1,265,867

Net Investment Income	1,349,167	166,019	—	1,608,408	—	3,038,271	1,265,867

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(609,866)	2,777,690	586,372	6,556,477	1,998,798	14,034,973	990,482
Capital gain distributions	—	—	—	—	—	30,741,389	—

Realized Gain (Loss)	(609,866)	2,777,690	586,372	6,556,477	1,998,798	44,776,362	990,482

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	43,992,491	7,493,801	2,611,877	(13,051,615)	9,992,604	(30,250,943)	(261,501)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,731,792	$10,437,510	$3,198,249	($4,886,730)	$11,991,402	$17,563,690	$1,994,848

(1)	Formerly named Fasciano Small Equity Variable Account.

(2)	Operations commenced during 2007 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2007

	Variable Accounts
	Multi-	Main Street	Emerging	Managed	Inflation	Money	High Yield
	Strategy	Core	Markets	Bond	Managed	Market	Bond

INVESTMENT INCOME
Dividends	$2,922,289	$2,055,949	$1,710,560	$17,044,773	$6,952,321	$10,150,537	$5,686,544

Net Investment Income	2,922,289	2,055,949	1,710,560	17,044,773	6,952,321	10,150,537	5,686,544

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	2,918,889	952,499	12,230,937	264,947	(1,890,644)	(47,365)	(940,383)
Capital gain distributions	—	—	25,044,384	394,022	—	—	—

Realized Gain (Loss)	2,918,889	952,499	37,275,321	658,969	(1,890,644)	(47,365)	(940,383)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,266,678)	4,047,073	2,772,823	14,366,023	11,150,701	80,479	(3,109,832)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,574,500	$7,055,521	$41,758,704	$32,069,765	$16,212,378	$10,183,651	$1,636,329

		Mid-Cap	Real	Small-Cap
	Comstock	Growth	Estate	Equity (1)	I	II	III

INVESTMENT INCOME
Dividends	$1,174,494	$285,678	$1,171,758	$22,441	$2,405,327	$136,338	$—

Net Investment Income	1,174,494	285,678	1,171,758	22,441	2,405,327	136,338	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain from security transactions	275,641	4,428,533	12,742,773	171,960	10,949,739	2,705,059	4,567,998
Capital gain distributions	—	—	—	—	16,025,509	2,736,681	4,551,639

Realized Gain	275,641	4,428,533	12,742,773	171,960	26,975,248	5,441,740	9,119,637

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(5,287,597)	6,671,147	(32,127,891)	144,195	(21,095,858)	1,713,196	(3,511,449)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($3,837,462)	$11,385,358	($18,213,360)	$338,596	$8,284,717	$7,291,274	$5,608,188

					Fidelity VIP	Fidelity VIP	Fidelity VIP
		BlackRock	BlackRock	Fidelity VIP	Freedom	Freedom	Freedom
		Basic	Global	Contrafund®	Income	2010	2015
		Value	Allocation	Service	Service	Service	Service
	V	V.I. Class III	V.I. Class III	Class 2	Class 2 (2)	Class 2 (2)	Class 2 (2)

INVESTMENT INCOME
Dividends	$158,983	$68,040	$336,886	$395,866	$416	$1,875	$7,488

Net Investment Income	158,983	68,040	336,886	395,866	416	1,875	7,488

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	428,110	69,549	191,896	342,600	—	—	(261)
Capital gain distributions	2,017,194	657,018	589,801	13,499,438	81	1,490	6,855

Realized Gain	2,445,304	726,567	781,697	13,842,038	81	1,490	6,594

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,303,058)	(827,602)	33,281	(7,276,834)	(539)	(3,459)	(12,969)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,301,229	($32,995)	$1,151,864	$6,961,070	($42)	($94)	$1,113

(1)	Formerly named VN Small-Cap Value Variable Account.

(2)	Operations commenced during 2007 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2007

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP		Fidelity VIP	Fidelity VIP
	Freedom	Freedom	Freedom	Fidelity VIP	Mid	Value
	2020	2025	2030	Growth	Cap	Strategies
	Service	Service	Service	Service	Service	Service
	Class 2 (1)	Class 2 (1)	Class 2 (1)	Class 2	Class 2	Class 2

INVESTMENT INCOME
Dividends	$1,043	$46,594	$2,546	$3,265	$122,344	$47,305

Net Investment Income	1,043	46,594	2,546	3,265	122,344	47,305

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(2)	(64)	(7)	64,381	10,581	4,368
Capital gain distributions	1,173	51,162	3,708	2,151	1,766,653	1,110,736

Realized Gain	1,171	51,098	3,701	66,532	1,777,234	1,115,104

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(2,266)	(91,654)	(8,911)	312,378	1,478,408	(553,331)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($52)	$6,038	($2,664)	$382,175	$3,377,986	$609,078

					Legg Mason	Legg Mason
	International	Risk-Managed	Mid Cap		Partners Variable	Partners Variable
	Growth	Core	Growth		Aggressive	Mid Cap
	Service	Service	Service	US Strategic	Growth -	Core -
	Class (1)	Class (1)	Class (1)	Equity (1)	Class II (1)	Class II (1)

INVESTMENT INCOME
Dividends	$21,910	$524	$275	$229	$—	$72

Net Investment Income	21,910	524	275	229	—	72

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	121,432	216	441	(317)	(34,248)	(511)
Capital gain distributions	—	—	507	4,385	460	23,545

Realized Gain (Loss)	121,432	216	948	4,068	(33,788)	23,034

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	466,762	(1,028)	40,788	(4,396)	(2,122)	(27,427)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$610,104	($288)	$42,011	($99)	($35,910)	($4,321)

	MFS New	MFS				Van Eck
	Discovery Series	Utilities Series	OpCap	T. Rowe Price	T. Rowe Price	Worldwide
	Service	Service	Small	Blue Chip	Equity	Hard
	Class (1)	Class (1)	Cap (1)	Growth - II	Income - II	Assets

INVESTMENT INCOME
Dividends	$—	$—	$—	$4,605	$479,630	$53,609

Net Investment Income	—	—	—	4,605	479,630	53,609

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(563)	2,807	(6,401)	231,430	1,510,760	3,843,452
Capital gain distributions	—	—	8,480	—	1,791,496	5,229,868

Realized Gain (Loss)	(563)	2,807	2,079	231,430	3,302,256	9,073,320

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(3,046)	343,371	(6,055)	44,227	(2,957,798)	10,878,379

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($3,609)	$346,178	($3,976)	$280,262	$824,088	$20,005,308

(1)	Operations commenced during 2007 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2007

	Variable Accounts
	ETF 2010 (1)	ETF 2015 (1)	ETF 2020 (1)	ETF 2025 (1)	ETF 2030 (1)	ETF 2040+ (1)

INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—

Net Investment Income	—	—	—	—	—	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	19	9	(1,851)	144	4,027	(2,029)
Capital gain distributions	—	—	—	—	—	—

Realized Gain (Loss)	19	9	(1,851)	144	4,027	(2,029)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(429)	(2,462)	(4,343)	1,555	(20,013)	(2,979)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($410)	($2,453)	($6,194)	$1,699	($15,986)	($5,008)

(1)	Operations commenced during 2007 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Small-Cap Growth (1)		International Value		International Small-Cap
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006 (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$107,425	$6,209,919	$4,094,626	$263,532	$15,460
Realized gain (loss)	1,787,843	3,291,410	50,037,681	8,278,984	146,954	(32,452)
Change in unrealized appreciation (depreciation) on investments	4,425,086	(1,024,236)	(39,003,319)	44,856,954	(379,230)	508,483

Net Increase in Net Assets Resulting from Operations	6,212,929	2,374,599	17,244,281	57,230,564	31,256	491,491

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	4,713,560	4,724,895	25,269,630	21,917,985	3,184,903	1,056,863
Transfers between variable and fixed accounts, net	5,250,043	(3,436,558)	18,125,526	9,957,367	9,888,824	12,203,591
Transfers—policy charges and deductions	(3,137,582)	(3,089,730)	(16,754,961)	(14,930,929)	(1,380,037)	(510,126)
Transfers—surrenders	(2,299,441)	(1,970,281)	(16,659,383)	(11,886,282)	(600,745)	(294,040)
Transfers—other	(713,226)	(374,035)	(4,025,963)	(2,379,198)	(217,936)	(72,468)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,813,354	(4,145,709)	5,954,849	2,678,943	10,875,009	12,383,820

NET INCREASE (DECREASE) IN NET ASSETS	10,026,283	(1,771,110)	23,199,130	59,909,507	10,906,265	12,875,311

NET ASSETS
Beginning of Year or Period	40,560,290	42,331,400	282,689,209	222,779,702	12,875,311	—

End of Year or Period	$50,586,573	$40,560,290	$305,888,339	$282,689,209	$23,781,576	$12,875,311

	Equity Index		Small-Cap Index		Diversified Research
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$10,452,919	$9,078,433	$3,695,225	$4,444,901	$535,376	$487,192
Realized gain (loss)	(5,482,406)	4,989,859	10,752,479	57,449,987	3,123,255	3,784,659
Change in unrealized appreciation (depreciation) on investments	24,548,115	60,900,878	(20,045,664)	(15,238,792)	(2,619,658)	3,747,598

Net Increase (Decrease) in Net Assets Resulting from Operations	29,518,628	74,969,170	(5,597,960)	46,656,096	1,038,973	8,019,449

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	48,359,236	50,879,511	20,648,803	30,075,826	8,697,285	12,006,390
Transfers between variable and fixed accounts, net	(6,104,627)	(19,863,531)	(13,575,635)	(21,811,327)	(7,530,968)	(1,662,103)
Transfers—policy charges and deductions	(32,062,683)	(32,690,100)	(15,592,627)	(16,853,330)	(4,659,322)	(4,707,278)
Transfers—surrenders	(34,524,303)	(23,618,439)	(18,711,492)	(14,777,846)	(2,679,765)	(2,764,005)
Transfers—other	(3,290,598)	(2,466,333)	(2,506,029)	(1,153,975)	(549,498)	(560,888)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(27,622,975)	(27,758,892)	(29,736,980)	(24,520,652)	(6,722,268)	2,312,116

NET INCREASE (DECREASE) IN NET ASSETS	1,895,653	47,210,278	(35,334,940)	22,135,444	(5,683,295)	10,331,565

NET ASSETS
Beginning of Year	550,028,122	502,817,844	303,894,564	281,759,120	76,886,161	66,554,596

End of Year	$551,923,775	$550,028,122	$268,559,624	$303,894,564	$71,202,866	$76,886,161

(1)	Formerly named Fasciano Small Equity Variable Account.

(2)	Operations commenced on May 1, 2006.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Equity		American Funds Growth-Income		American Funds Growth
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$113,435	$165,903	$862,120	$644,572	$279,627	$254,675
Realized gain	3,438,684	2,805,194	3,936,906	1,669,747	8,238,466	1,317,165
Change in unrealized appreciation (depreciation) on investments	(722,184)	880,612	(2,923,413)	3,305,810	(1,311,233)	2,107,555

Net Increase in Net Assets Resulting from Operations	2,829,935	3,851,709	1,875,613	5,620,129	7,206,860	3,679,395

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	4,257,902	4,257,547	9,274,083	5,691,503	8,546,445	5,830,180
Transfers between variable and fixed accounts, net	3,907,061	(7,408,294)	9,212,335	31,454,929	(5,121,714)	28,122,647
Transfers—policy charges and deductions	(3,526,824)	(3,336,497)	(4,959,295)	(3,183,438)	(4,546,413)	(2,956,003)
Transfers—surrenders	(2,441,955)	(1,729,045)	(2,162,295)	(1,458,711)	(1,819,827)	(1,840,466)
Transfers—other	(666,170)	(405,365)	(384,678)	(381,339)	171,168	(572,594)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,530,014	(8,621,654)	10,980,150	32,122,944	(2,770,341)	28,583,764

NET INCREASE (DECREASE) IN NET ASSETS	4,359,949	(4,769,945)	12,855,763	37,743,073	4,436,519	32,263,159

NET ASSETS
Beginning of Year	45,007,199	49,777,144	56,224,609	18,481,536	58,796,109	26,532,950

End of Year	$49,367,148	$45,007,199	$69,080,372	$56,224,609	$63,232,628	$58,796,109

	Large-Cap Value		Technology		Short Duration Bond
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,904,295	$1,807,964	$10,228	$—	$1,991,999	$1,749,338
Realized gain (loss)	4,080,175	20,744,705	2,558,874	810,405	(291,247)	(197,359)
Change in unrealized appreciation (depreciation) on investments	(643,816)	552,147	1,108,005	133,083	232,055	231,067

Net Increase in Net Assets Resulting from Operations	5,340,654	23,104,816	3,677,107	943,488	1,932,807	1,783,046

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	16,459,987	17,018,881	1,664,304	1,863,002	5,644,721	5,808,015
Transfers between variable and fixed accounts, net	133,111	(2,747,732)	1,787,482	4,893,986	(1,820,360)	2,643,755
Transfers—policy charges and deductions	(11,335,442)	(10,933,769)	(1,230,313)	(1,189,826)	(3,051,745)	(3,048,767)
Transfers—surrenders	(5,976,887)	(5,971,738)	(603,702)	(975,798)	(1,510,952)	(1,541,303)
Transfers—other	(2,348,557)	(1,036,712)	(140,715)	(156,426)	(262,278)	(433,437)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,067,788)	(3,671,070)	1,477,056	4,434,938	(1,000,614)	3,428,263

NET INCREASE IN NET ASSETS	2,272,866	19,433,746	5,154,163	5,378,426	932,193	5,211,309

NET ASSETS
Beginning of Year	156,441,283	137,007,537	17,543,154	12,164,728	44,852,141	39,640,832

End of Year	$158,714,149	$156,441,283	$22,697,317	$17,543,154	$45,784,334	$44,852,141

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Floating Rate Loan		Diversified Bond		Growth LT
	Period Ended		Year Ended	Period Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,	December 31,
	2007 (1)		2007	2006 (2)	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$451,942		$1,031,172	$279,242	$1,349,167	$1,781,369
Realized gain (loss)	(159,034)		48,452	73,815	(609,866)	(23,159,386)
Change in unrealized appreciation (depreciation) on investments	(387,444)		(975,779)	94,429	43,992,491	49,347,602

Net Increase (Decrease) in Net Assets Resulting from Operations	(94,536)		103,845	447,486	44,731,792	27,969,585

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	1,333,528		3,079,499	882,467	25,258,099	27,989,407
Transfers between variable and fixed accounts, net	8,965,591		17,333,074	10,007,565	(13,120,991)	(8,862,832)
Transfers—policy charges and deductions	(406,484)		(1,570,883)	(475,880)	(20,605,099)	(21,767,984)
Transfers—surrenders	(266,762)		(818,277)	(289,307)	(20,518,160)	(14,794,952)
Transfers—other	(81,819)		(178,521)	(84,174)	(3,272,320)	(2,531,885)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	9,544,054		17,844,892	10,040,671	(32,258,471)	(19,968,246)

NET INCREASE IN NET ASSETS	9,449,518		17,948,737	10,488,157	12,473,321	8,001,339

NET ASSETS
Beginning of Year or Periods	—		10,488,157	—	301,351,116	293,349,777

End of Year or Periods	$9,449,518		$28,436,894	$10,488,157	$313,824,437	$301,351,116

	Focused 30		Health Sciences		Mid-Cap Value
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$166,019	$16,125	$—	$—	$1,608,408	$1,270,013
Realized gain	2,777,690	1,668,935	586,372	3,362,841	6,556,477	38,295,145
Change in unrealized appreciation (depreciation) on investments	7,493,801	2,979,620	2,611,877	(1,988,005)	(13,051,615)	(12,980,142)

Net Increase (Decrease) in Net Assets Resulting from Operations	10,437,510	4,664,680	3,198,249	1,374,836	(4,886,730)	26,585,016

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	3,179,178	2,138,455	2,579,856	2,312,267	23,448,928	21,119,872
Transfers between variable and fixed accounts, net	12,901,554	6,089,415	625,690	1,432,748	8,117,285	3,805,348
Transfers—policy charges and deductions	(2,169,823)	(1,482,703)	(1,338,772)	(1,286,192)	(13,997,843)	(12,855,103)
Transfers—surrenders	(2,014,229)	(904,226)	(789,127)	(703,891)	(9,704,681)	(8,376,722)
Transfers—other	(218,095)	(230,048)	(3,541)	(150,448)	(2,529,552)	(2,137,792)

Net Increase in Net Assets Derived from Policy Transactions	11,678,585	5,610,893	1,074,106	1,604,484	5,334,137	1,555,603

NET INCREASE IN NET ASSETS	22,116,095	10,275,573	4,272,355	2,979,320	447,407	28,140,619

NET ASSETS
Beginning of Year	28,511,623	18,236,050	19,032,105	16,052,785	203,350,799	175,210,180

End of Year	$50,627,718	$28,511,623	$23,304,460	$19,032,105	$203,798,206	$203,350,799

(1)	Operations commenced during 2007 (See Note 1 to Financial Statements).

(2)	Operations commenced on May 1, 2006.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Large-Cap Growth		International Large-Cap		Small-Cap Value
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$115,763	$3,038,271	$4,516,762	$1,265,867	$1,391,025
Realized gain	1,998,798	175,278	44,776,362	10,876,954	990,482	15,164,030
Change in unrealized appreciation (depreciation) on investments	9,992,604	(2,370,143)	(30,250,943)	22,299,738	(261,501)	(6,749,213)

Net Increase (Decrease) in Net Assets Resulting from Operations	11,991,402	(2,079,102)	17,563,690	37,693,454	1,994,848	9,805,842

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	8,694,794	9,575,390	20,646,760	19,343,982	7,486,224	9,914,163
Transfers between variable and fixed accounts, net	(8,606,756)	6,524,016	(10,020,324)	11,372,990	(6,078,397)	4,321,884
Transfers—policy charges and deductions	(5,225,444)	(5,368,237)	(11,816,427)	(10,933,643)	(3,840,838)	(3,371,879)
Transfers—surrenders	(3,116,083)	(2,674,359)	(6,518,950)	(5,629,751)	(2,622,187)	(1,840,112)
Transfers—other	(884,437)	(493,014)	(1,725,137)	(1,541,514)	(379,649)	(379,600)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(9,137,926)	7,563,796	(9,434,078)	12,612,064	(5,434,847)	8,644,456

NET INCREASE (DECREASE) IN NET ASSETS	2,853,476	5,484,694	8,129,612	50,305,518	(3,439,999)	18,450,298

NET ASSETS
Beginning of Year	60,078,214	54,593,520	184,533,716	134,228,198	64,351,383	45,901,085

End of Year	$62,931,690	$60,078,214	$192,663,328	$184,533,716	$60,911,384	$64,351,383

	Multi-Strategy		Main Street Core		Emerging Markets
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,922,289	$2,653,121	$2,055,949	$1,881,007	$1,710,560	$857,900
Realized gain (loss)	2,918,889	4,047,623	952,499	(2,143,204)	37,275,321	30,462,095
Change in unrealized appreciation (depreciation) on investments	(1,266,678)	4,843,958	4,047,073	22,030,678	2,772,823	(6,475,139)

Net Increase in Net Assets Resulting from Operations	4,574,500	11,544,702	7,055,521	21,768,481	41,758,704	24,844,856

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	7,007,667	8,830,702	14,542,933	14,210,254	12,824,085	10,484,189
Transfers between variable and fixed accounts, net	(5,143,677)	(10,869,366)	13,589,235	(9,423,357)	13,253,054	5,289,763
Transfers—policy charges and deductions	(5,918,815)	(6,546,365)	(11,062,848)	(10,702,529)	(8,001,708)	(6,536,226)
Transfers—surrenders	(6,410,061)	(5,203,479)	(9,956,823)	(9,496,466)	(6,048,926)	(4,243,264)
Transfers—other	(1,070,899)	(488,451)	(899,164)	(694,754)	(2,455,038)	(1,190,449)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(11,535,785)	(14,276,959)	6,213,333	(16,106,852)	9,571,467	3,804,013

NET INCREASE (DECREASE) IN NET ASSETS	(6,961,285)	(2,732,257)	13,268,854	5,661,629	51,330,171	28,648,869

NET ASSETS
Beginning of Year	105,604,294	108,336,551	158,190,552	152,528,923	126,439,320	97,790,451

End of Year	$98,643,009	$105,604,294	$171,459,406	$158,190,552	$177,769,491	$126,439,320

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Managed Bond		Inflation Managed		Money Market
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$17,044,773	$13,487,113	$6,952,321	$6,210,381	$10,150,537	$9,421,222
Realized gain (loss)	658,969	(65,305)	(1,890,644)	3,729,209	(47,365)	93,367
Change in unrealized appreciation (depreciation) on investments	14,366,023	2,348,712	11,150,701	(9,126,937)	80,479	(159,144)

Net Increase in Net Assets Resulting from Operations	32,069,765	15,770,520	16,212,378	812,653	10,183,651	9,355,445

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	25,953,261	35,000,285	15,103,679	18,637,190	259,233,274	170,353,386
Transfers between variable and fixed accounts, net	44,769,597	16,490,356	9,508,734	(1,617,742)	(170,855,028)	(129,571,545)
Transfers—policy charges and deductions	(18,648,436)	(17,592,511)	(10,075,461)	(9,746,404)	(22,425,588)	(22,527,349)
Transfers—surrenders	(27,156,576)	(12,232,229)	(8,327,609)	(6,254,365)	(29,005,989)	(19,725,233)
Transfers—other	4,819,341	(1,537,813)	(1,759,356)	(584,191)	(2,585,272)	(6,809,673)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	29,737,187	20,128,088	4,449,987	434,488	34,361,397	(8,280,414)

NET INCREASE IN NET ASSETS	61,806,952	35,898,608	20,662,365	1,247,141	44,545,048	1,075,031

NET ASSETS
Beginning of Year	351,828,277	315,929,669	155,646,544	154,399,403	188,307,581	187,232,550

End of Year	$413,635,229	$351,828,277	$176,308,909	$155,646,544	$232,852,629	$188,307,581

	High Yield Bond		Comstock		Mid-Cap Growth
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$5,686,544	$5,249,213	$1,174,494	$846,030	$285,678	$108,938
Realized gain (loss)	(940,383)	(49,278)	275,641	5,087,711	4,428,533	5,043,631
Change in unrealized appreciation (depreciation) on investments	(3,109,832)	1,307,522	(5,287,597)	1,620,181	6,671,147	(3,166,803)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,636,329	6,507,457	(3,837,462)	7,553,922	11,385,358	1,985,766

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	7,523,737	6,823,211	10,014,355	9,209,518	7,413,161	5,953,304
Transfers between variable and fixed accounts, net	1,253,288	(1,545,652)	25,180,438	9,552,364	7,217,828	12,490,992
Transfers—policy charges and deductions	(4,506,754)	(4,653,707)	(4,998,419)	(3,554,043)	(4,566,722)	(3,675,359)
Transfers—surrenders	(3,262,293)	(4,003,710)	(2,428,255)	(2,032,120)	(2,542,931)	(1,648,634)
Transfers—other	(706,945)	(1,127,030)	(1,222,692)	(558,156)	(609,782)	(74,906)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	301,033	(4,506,888)	26,545,427	12,617,563	6,911,554	13,045,397

NET INCREASE IN NET ASSETS	1,937,362	2,000,569	22,707,965	20,171,485	18,296,912	15,031,163

NET ASSETS
Beginning of Year	74,879,252	72,878,683	60,669,698	40,498,213	51,728,324	36,697,161

End of Year	$76,816,614	$74,879,252	$83,377,663	$60,669,698	$70,025,236	$51,728,324

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Real Estate		Small-Cap Equity (1)		I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,171,758	$3,266,984	$22,441	$37,592	$2,405,327	$1,348,991
Realized gain	12,742,773	25,528,115	171,960	585,776	26,975,248	12,066,894
Change in unrealized appreciation (depreciation) on investments	(32,127,891)	5,506,440	144,195	20,015	(21,095,858)	8,248,082

Net Increase (Decrease) in Net Assets Resulting from Operations	(18,213,360)	34,301,539	338,596	643,383	8,284,717	21,663,967

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	10,380,072	10,102,037	1,301,918	712,544	7,147,952	6,659,741
Transfers between variable and fixed accounts, net	(9,685,613)	1,578,495	5,230,174	2,374,905	3,950,909	10,361,732
Transfers—policy charges and deductions	(7,024,310)	(6,845,236)	(613,905)	(301,691)	(5,897,843)	(5,095,934)
Transfers—surrenders	(5,735,674)	(4,733,261)	(434,043)	(81,046)	(5,241,523)	(2,404,074)
Transfers—other	(1,834,896)	(1,155,218)	(103,927)	(65,473)	1,773,518	(997,982)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(13,900,421)	(1,053,183)	5,380,217	2,639,239	1,733,013	8,523,483

NET INCREASE (DECREASE) IN NET ASSETS	(32,113,781)	33,248,356	5,718,813	3,282,622	10,017,730	30,187,450

NET ASSETS
Beginning of Year	123,770,629	90,522,273	5,695,033	2,412,411	108,644,524	78,457,074

End of Year	$91,656,848	$123,770,629	$11,413,846	$5,695,033	$118,662,254	$108,644,524

	II		III		V
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$136,338	$209,719	$—	$—	$158,983	$117,599
Realized gain	5,441,740	3,655,562	9,119,637	7,927,299	2,445,304	2,219,830
Change in unrealized appreciation (depreciation) on investments	1,713,196	(1,035,395)	(3,511,449)	(1,508,703)	(1,303,058)	556,166

Net Increase in Net Assets Resulting from Operations	7,291,274	2,829,886	5,608,188	6,418,596	1,301,229	2,893,595

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	3,080,981	3,494,413	3,687,792	3,854,683	2,253,653	1,951,214
Transfers between variable and fixed accounts, net	(700,127)	3,178,025	332,558	2,060,781	(1,417,957)	3,870,477
Transfers—policy charges and deductions	(2,073,056)	(2,143,953)	(2,532,873)	(2,433,125)	(1,289,820)	(1,156,081)
Transfers—surrenders	(3,737,511)	(757,979)	(1,859,089)	(3,474,871)	(1,054,083)	(378,159)
Transfers—other	(1,281,928)	(268,206)	(175,127)	(792,387)	(180,107)	(385,839)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(4,711,641)	3,502,300	(546,739)	(784,919)	(1,688,314)	3,901,612

NET INCREASE (DECREASE) IN NET ASSETS	2,579,633	6,332,186	5,061,449	5,633,677	(387,085)	6,795,207

NET ASSETS
Beginning of Year	36,046,654	29,714,468	45,625,020	39,991,343	24,896,714	18,101,507

End of Year	$38,626,287	$36,046,654	$50,686,469	$45,625,020	$24,509,629	$24,896,714

(1)	Formerly named VN Small-Cap Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	BlackRock Basic Value		BlackRock Global Allocation		Fidelity VIP Contrafund®
	V.I. Class III (1)		V.I. Class III (2)		Service Class 2
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$68,040	$40,458	$336,886	$119,786	$395,866	$284,992
Realized gain	726,567	280,465	781,697	340,882	13,842,038	3,391,424
Change in unrealized appreciation (depreciation) on investments	(827,602)	(42,659)	33,281	33,418	(7,276,834)	(1,037,935)

Net Increase (Decrease) in Net Assets Resulting from Operations	(32,995)	278,264	1,151,864	494,086	6,961,070	2,638,481

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	648,757	132,172	1,279,335	558,679	5,959,709	3,716,147
Transfers between variable and fixed accounts, net	2,025,353	2,464,727	5,963,132	954,895	16,981,156	4,769,802
Transfers—policy charges and deductions	(310,615)	(66,004)	(560,780)	(254,490)	(2,270,335)	(1,474,975)
Transfers—surrenders	(169,869)	(26,848)	(361,556)	(111,455)	(1,847,832)	(544,400)
Transfers—other	(57,333)	(7,949)	(135,157)	(94,518)	(127,345)	352,047

Net Increase in Net Assets Derived from Policy Transactions	2,136,293	2,496,098	6,184,974	1,053,111	18,695,353	6,818,621

NET INCREASE IN NET ASSETS	2,103,298	2,774,362	7,336,838	1,547,197	25,656,423	9,457,102

NET ASSETS
Beginning of Year	2,917,816	143,454	4,446,773	2,899,576	31,329,827	21,872,725

End of Year	$5,021,114	$2,917,816	$11,783,611	$4,446,773	$56,986,250	$31,329,827

	Fidelity VIP Freedom Income		Fidelity VIP Freedom 2010		Fidelity VIP Freedom 2015
	Service Class 2		Service Class 2		Service Class 2
	Period Ended		Period Ended		Period Ended
	December 31,		December 31,		December 31,
	2007 (3)		2007 (3)		2007 (3)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$416		$1,875		$7,488
Realized gain	81		1,490		6,594
Change in unrealized depreciation on investments	(539)		(3,459)		(12,969)

Net Increase (Decrease) in Net Assets Resulting from Operations	(42)		(94)		1,113

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—		—		2,806
Transfers between variable and fixed accounts, net	11,611		84,167		361,539
Transfers—policy charges and deductions	(111)		(—)		(2,770)
Transfers—surrenders	—		—		—
Transfers—other	—		—		(25,126)

Net Increase in Net Assets Derived from Policy Transactions	11,500		84,167		336,449

NET INCREASE IN NET ASSETS	11,458		84,073		337,562

NET ASSETS
Beginning of Year or Periods	—		—		—

End of Year or Periods	$11,458		$84,073		$337,562

(1)	Formerly named Mercury Basic Value V.I. Class III Variable Account.

(2)	Formerly named Mercury Global Allocation V.I. Class III Variable Account.

(3)	Operations commenced during 2007 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Fidelity VIP Freedom 2020		Fidelity VIP Freedom 2025		Fidelity VIP Freedom 2030
	Service Class 2		Service Class 2		Service Class 2
	Period Ended		Period Ended		Period Ended
	December 31,		December 31,		December 31,
	2007 (1)		2007 (1)		2007 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,043		$46,594		$2,546
Realized gain	1,171		51,098		3,701
Change in unrealized depreciation on investments	(2,266)		(91,654)		(8,911)

Net Increase (Decrease) in Net Assets Resulting from Operations	(52)		6,038		(2,664)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—		18,188		2,015
Transfers between variable and fixed accounts, net	94,251		2,408,135		138,216
Transfers—policy charges and deductions	(372)		(18,279)		(1,235)
Transfers—surrenders	—		—		—
Transfers—other	—		(155)		—

Net Increase in Net Assets Derived from Policy Transactions	93,879		2,407,889		138,996

NET INCREASE IN NET ASSETS	93,827		2,413,927		136,332

NET ASSETS
Beginning of Periods	—		—		—

End of Periods	$93,827		$2,413,927		$136,332

	Fidelity VIP Growth		Fidelity VIP Mid Cap		Fidelity VIP Value Strategies
	Service Class 2		Service Class 2		Service Class 2
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment Income	$3,265	$548	$122,344	$32,325	$47,305	$1,345
Realized gain	66,532	7,966	1,777,234	1,154,388	1,115,104	38,733
Change in unrealized appreciation (depreciation) on investments	312,378	18,493	1,478,408	(7,854)	(553,331)	182,610

Net Increase in Net Assets Resulting from Operations	382,175	27,007	3,377,986	1,178,859	609,078	222,688

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	179,736	72,885	3,120,404	2,061,569	579,223	174,129
Transfers between variable and fixed accounts, net	2,475,603	333,684	9,841,292	(26,177)	(6,687,758)	8,993,291
Transfers—policy charges and deductions	(106,928)	(40,522)	(1,299,506)	(1,012,840)	(401,624)	(75,081)
Transfers—surrenders	(14,585)	(917)	(862,084)	(409,554)	(149,030)	(31,051)
Transfers—other	(18,069)	(2,085)	(439,722)	524,046	615,166	114,040

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,515,757	363,045	10,360,384	1,137,044	(6,044,023)	9,175,328

NET INCREASE (DECREASE) IN NET ASSETS	2,897,932	390,052	13,738,370	2,315,903	(5,434,945)	9,398,016

NET ASSETS
Beginning of Year	658,290	268,238	17,702,724	15,386,821	9,732,388	334,372

End of Year	$3,556,222	$658,290	$31,441,094	$17,702,724	$4,297,443	$9,732,388

(1)	Operations commenced during 2007 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts (1)
	International Growth	Risk-Managed Core	Mid Cap Growth
	Service Class	Service Class	Service Class
	Period Ended	Period Ended	Period Ended
	December 31,	December 31,	December 31,
	2007	2007	2007

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$21,910	$524	$275
Realized gain	121,432	216	948
Change in unrealized appreciation (depreciation) on investments	466,762	(1,028)	40,788

Net Increase (Decrease) in Net Assets Resulting from Operations	610,104	(288)	42,011

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	268,427	9,822	18,334
Transfers between variable and fixed accounts, net	9,968,378	151,460	860,468
Transfers—policy charges and deductions	(297,506)	(2,895)	(8,727)
Transfers—surrenders	(28,448)	—	(1,760)
Transfers—other	(147,606)	(244)	4,340

Net Increase in Net Assets Derived from Policy Transactions	9,763,245	158,143	872,655

NET INCREASE IN NET ASSETS	10,373,349	157,855	914,666

NET ASSETS
Beginning of Periods	—	—	—

End of Periods	$10,373,349	$157,855	$914,666

		Legg Mason Partners Variable	Legg Mason Partners Variable
	US Strategic Equity	Aggressive Growth - Class II	Mid Cap Core - Class II
	Period Ended	Period Ended	Period Ended
	December 31,	December 31,	December 31,
	2007	2007	2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$229	$—	$72
Realized gain (loss)	4,068	(33,788)	23,034
Change in unrealized depreciation on investments	(4,396)	(2,122)	(27,427)

Net Decrease in Net Assets Resulting from Operations	(99)	(35,910)	(4,321)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	130	16,040	2,629
Transfers between variable and fixed accounts, net	33,456	110,091	130,562
Transfers—policy charges and deductions	(802)	(12,799)	(3,802)
Transfers—surrenders	—	(998)	(1,758)
Transfers—other	—	2,680	(538)

Net Increase in Net Assets Derived from Policy Transactions	32,784	115,014	127,093

NET INCREASE IN NET ASSETS	32,685	79,104	122,772

NET ASSETS
Beginning of Periods	—	—	—

End of Periods	$32,685	$79,104	$122,772

(1)	Operations commenced during 2007 for all Variable Accounts (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	MFS New Discovery Series		MFS Utilities Series
	Service Class		Service Class		OpCap Small Cap
	Period Ended		Period Ended		Period Ended
	December 31,		December 31,		December 31,
	2007 (1)		2007 (1)		2007 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—		$—		$—
Realized gain (loss)	(563)		2,807		2,079
Change in unrealized appreciation (depreciation) on investments	(3,046)		343,371		(6,055)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,609)		346,178		(3,976)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	6,123		109,679		10,504
Transfers between variable and fixed accounts, net	212,903		14,008,715		137,173
Transfers—policy charges and deductions	(1,430)		(75,030)		(4,875)
Transfers—surrenders	—		(41,378)		—
Transfers—other	(119)		(11,417)		1,281

Net Increase in Net Assets Derived from Policy Transactions	217,477		13,990,569		144,083

NET INCREASE IN NET ASSETS	213,868		14,336,747		140,107

NET ASSETS
Beginning of Periods	—		—		—

End of Periods	$213,868		$14,336,747		$140,107

	T. Rowe Price		T. Rowe Price		Van Eck
	Blue Chip Growth - II		Equity Income - II		Worldwide Hard Assets
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,605	$4,525	$479,630	$258,532	$53,609	$9,968
Realized gain	231,430	27,023	3,302,256	1,718,526	9,073,320	3,389,190
Change in unrealized appreciation (depreciation) on investments	44,227	135,818	(2,957,798)	1,594,381	10,878,379	1,813,845

Net Increase in Net Assets resulting from Operations	280,262	167,366	824,088	3,571,439	20,005,308	5,213,003

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	661,302	262,035	2,644,557	1,616,732	5,153,750	4,431,425
Transfers between variable and fixed accounts, net	1,211,661	1,469,436	330,961	17,455,450	2,490,507	20,377,573
Transfers—policy charges and deductions	(383,069)	(135,589)	(1,614,464)	(1,032,026)	(1,875,694)	(1,255,118)
Transfers—surrenders	(47,595)	(51,123)	(2,122,377)	(490,751)	(1,741,303)	(1,790,274)
Transfers—other	1,398,283	(22,598)	(101,800)	(301,739)	27,061	(212,950)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,840,582	1,522,161	(863,123)	17,247,666	4,054,321	21,550,656

NET INCREASE (DECREASE) IN NET ASSETS	3,120,844	1,689,527	(39,035)	20,819,105	24,059,629	26,763,659

NET ASSETS
Beginning of Year	2,340,853	651,326	28,739,750	7,920,645	38,961,582	12,197,923

End of Year	$5,461,697	$2,340,853	$28,700,715	$28,739,750	$63,021,211	$38,961,582

(1)	Operations commenced during 2007 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts (1)
	ETF 2010	ETF 2015	ETF 2020
	Period Ended	Period Ended	Period Ended
	December 31,	December 31,	December 31,
	2007	2007	2007

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—
Realized gain (loss)	19	9	(1,851)
Change in unrealized depreciation on investments	(429)	(2,462)	(4,343)

Net Decrease in Net Assets Resulting from Operations	(410)	(2,453)	(6,194)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	4,257	7,999	4,943
Transfers between variable and fixed accounts, net	73,755	81,516	381,985
Transfers—policy charges and deductions	(2,630)	(1,433)	(7,759)
Transfers—surrenders	—	—	—
Transfers—other	(34)	—	(22,409)
Net Increase in Net Assets Derived from Policy Transactions	75,348	88,082	356,760

NET INCREASE IN NET ASSETS	74,938	85,629	350,566

NET ASSETS
Beginning of Periods	—	—	—

End of Periods	$74,938	$85,629	$350,566

	ETF 2025	ETF 2030	ETF 2040+
	Period Ended	Period Ended	Period Ended
	December 31,	December 31,	December 31,
	2007	2007	2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—
Realized gain (loss)	144	4,027	(2,029)
Change in unrealized appreciation (depreciation) on investments	1,555	(20,013)	(2,979)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,699	(15,986)	(5,008)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	28,276	175,868	75,713
Transfers between variable and fixed accounts, net	324,932	425,491	226,319
Transfers—policy charges and deductions	(9,363)	(21,261)	(12,703)
Transfers—surrenders	—	—	—

Transfers—other	(193)	(2,342)	(1,436)

Net Increase in Net Assets Derived from Policy Transactions	343,652	577,756	287,893

NET INCREASE IN NET ASSETS	345,351	561,770	282,885

NET ASSETS
Beginning of Periods	—	—	—

End of Periods	$345,351	$561,770	$282,885

(1)	Operations commenced during 2007 for all Variable Accounts (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for each year or period ended December 31 are presented in the table below. The ratio of expenses to average daily net assets is 0.00% for all Variable Accounts.

				Ratios of
	At the End of Each Year or Period			Investment
		Total	Total	Income to
Variable Accounts		Units	Net	Average Net	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Assets (1)	Returns (2)

Small-Cap Growth (3)
2007	$15.63	3,236,389	$50,586,573	0.00%	15.10%
2006	13.58	2,986,761	40,560,290	0.26%	5.07%
2005	12.93	3,275,109	42,331,400	0.22%	2.66%
2004	12.59	2,951,152	37,156,824	0.66%	18.94%
2003	10.59	3,398,472	35,974,022	0.53%	33.14%

International Value
2007	$34.78	8,793,719	$305,888,339	2.01%	6.24%
2006	32.74	8,634,107	282,689,209	1.65%	25.69%
2005	26.05	8,552,145	222,779,702	1.97%	9.43%
2004	23.80	8,918,003	212,291,147	1.64%	16.42%
2003	20.45	8,873,873	181,445,589	1.78%	27.71%

International Small-Cap
2007	$10.80	2,202,534	$23,781,576	1.34%	4.73%
05/01/2006 - 12/31/2006	10.31	1,248,871	12,875,311	0.23%	3.10%

Equity Index
2007	$56.89	9,701,628	$551,923,775	1.84%	5.23%
2006	54.06	10,173,850	550,028,122	1.77%	15.52%
2005	46.80	10,743,851	502,817,844	1.46%	4.67%
2004	44.71	11,113,375	496,919,308	1.78%	10.58%
2003	40.43	11,037,075	446,272,511	1.59%	28.29%

Small-Cap Index
2007	$18.87	14,234,769	$268,559,624	1.25%	(2.02%)
2006	19.25	15,783,089	303,894,564	1.52%	17.79%
2005	16.35	17,236,081	281,759,120	0.49%	4.38%
2004	15.66	19,260,276	301,640,966	0.84%	17.76%
2003	13.30	5,554,119	73,865,812	0.71%	46.53%

Diversified Research
2007	$14.76	4,824,065	$71,202,866	0.71%	1.19%
2006	14.59	5,271,188	76,886,161	0.67%	11.97%
2005	13.03	5,109,087	66,554,596	0.47%	5.24%
2004	12.38	4,639,224	57,425,802	0.63%	11.20%
2003	11.13	3,940,814	43,865,757	0.48%	32.63%

Equity
2007	$14.33	3,445,626	$49,367,148	0.22%	6.27%
2006	13.48	3,338,286	45,007,199	0.37%	8.65%
2005	12.41	4,011,507	49,777,144	0.26%	6.53%
2004	11.65	4,204,821	48,978,168	0.79%	5.14%
2003	11.08	4,520,255	50,076,742	0.38%	24.33%

American Funds Growth-Income
2007	$13.20	5,233,800	$69,080,372	1.31%	4.66%
2006	12.61	4,458,099	56,224,609	1.62%	14.77%
05/03/2005 - 12/31/2005	10.99	1,681,919	18,481,536	1.92%	9.88%

American Funds Growth
2007	$14.74	4,288,451	$63,232,628	0.42%	11.93%
2006	13.17	4,463,397	58,796,109	0.69%	9.81%
05/03/2005 - 12/31/2005	12.00	2,211,749	26,532,950	0.78%	19.96%

Large-Cap Value
2007	$17.36	9,143,314	$158,714,149	1.18%	3.54%
2006	16.77	9,331,394	156,441,283	1.25%	17.58%
2005	14.26	9,608,665	137,007,537	1.29%	6.16%
2004	13.43	10,752,848	144,430,409	1.39%	9.93%
2003	12.22	8,834,486	107,946,997	1.31%	31.24%

Technology
2007	$8.07	2,811,966	$22,697,317	0.05%	23.03%
2006	6.56	2,674,031	17,543,154	0.00%	9.34%
2005	6.00	2,027,444	12,164,728	0.00%	21.71%
2004	4.93	1,963,166	9,677,876	0.00%	3.67%
2003	4.76	1,902,193	9,045,704	0.00%	42.58%

Short Duration Bond
2007	$11.31	4,049,884	$45,784,334	4.52%	4.47%
2006	10.82	4,144,613	44,852,141	4.11%	4.27%
2005	10.38	3,819,364	39,640,832	3.05%	1.57%
2004	10.22	3,222,976	32,932,836	2.57%	1.21%
05/01/2003 - 12/31/2003	10.10	1,732,267	17,489,215	2.67%	0.96%

Floating Rate Loan (4)
05/04/2007 - 12/31/2007	$9.81	962,991	$9,449,518	7.28%	(1.89%)

Diversified Bond
2007	$10.66	2,668,272	$28,436,894	5.09%	1.32%
05/01/2006 - 12/31/2006	10.52	997,088	10,488,157	4.65%	5.19%

See Notes to Financial Statements	See explanation of references on K-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of
	At the End of Each Year or Period			Investment
		Total	Total	Income to
Variable Accounts		Units	Net	Average Net	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Assets (1)	Returns (2)

Growth LT
2007	$50.27	6,242,947	$313,824,437	0.44%	15.63%
2006	43.47	6,931,734	301,351,116	0.60%	9.72%
2005	39.62	7,403,306	293,349,777	0.25%	7.68%
2004	36.80	8,117,880	298,732,310	0.00%	10.40%
2003	33.33	8,820,098	293,996,618	0.00%	33.98%

Focused 30
2007	$16.43	3,080,715	$50,627,718	0.43%	31.84%
2006	12.46	2,287,373	28,511,623	0.07%	23.71%
2005	10.08	1,809,953	18,236,050	1.06%	22.07%
2004	8.25	1,076,135	8,882,205	0.06%	14.85%
2003	7.19	734,167	5,276,326	0.00%	42.26%

Health Sciences
2007	$15.28	1,525,560	$23,304,460	0.00%	16.47%
2006	13.12	1,451,105	19,032,105	0.00%	8.11%
2005	12.13	1,323,214	16,052,785	0.00%	15.28%
2004	10.52	1,164,155	12,250,871	0.00%	7.54%
2003	9.79	1,003,438	9,819,112	0.00%	27.82%

Mid-Cap Value
2007	$24.76	8,230,390	$203,798,206	0.74%	(2.15%)
2006	25.31	8,035,634	203,350,799	0.69%	14.97%
2005	22.01	7,960,146	175,210,180	0.54%	8.87%
2004	20.22	7,867,057	159,059,494	0.42%	25.08%
2003	16.16	6,439,885	104,100,588	0.59%	29.10%

Large-Cap Growth (5)
2007	$9.07	6,937,338	$62,931,690	0.00%	21.63%
2006	7.46	8,055,216	60,078,214	0.21%	(3.82%)
2005	7.75	7,040,498	54,593,520	0.34%	2.94%
2004	7.53	8,859,994	66,740,228	0.73%	4.65%
2003	7.20	6,371,597	45,861,577	0.27%	25.36%

International Large-Cap
2007	$12.79	15,067,071	$192,663,328	1.58%	9.26%
2006	11.70	15,768,095	184,533,716	2.89%	27.00%
2005	9.21	14,566,843	134,228,198	0.87%	12.70%
2004	8.18	10,780,247	88,145,064	1.08%	18.61%
2003	6.89	9,224,647	63,593,649	1.31%	30.52%

Small-Cap Value
2007	$22.16	2,748,103	$60,911,384	1.85%	3.14%
2006	21.49	2,994,334	64,351,383	2.51%	19.75%
2005	17.95	2,557,703	45,901,085	1.37%	13.65%
2004	15.79	2,058,033	32,498,597	2.28%	24.41%
05/01/2003 -12/31/2003	12.69	970,884	12,323,204	1.76%	26.93%

Multi-Strategy
2007	$52.14	1,891,715	$98,643,009	2.81%	4.34%
2006	49.97	2,113,184	105,604,294	2.53%	11.68%
2005	44.75	2,421,143	108,336,551	2.24%	3.78%
2004	43.12	2,441,059	105,252,817	1.76%	9.81%
2003	39.26	2,453,312	96,327,173	1.47%	23.28%

Main Street Core
2007	$55.27	3,102,111	$171,459,406	1.20%	4.40%
2006	52.94	2,987,945	158,190,552	1.24%	15.18%
2005	45.97	3,318,283	152,528,923	1.11%	5.99%
2004	43.37	3,405,144	147,678,818	1.32%	9.54%
2003	39.59	3,593,636	142,279,128	1.03%	26.96%

Emerging Markets
2007	$32.81	5,417,715	$177,769,491	1.16%	33.09%
2006	24.65	5,128,600	126,439,320	0.78%	24.40%
2005	19.82	4,934,335	97,790,451	1.09%	41.47%
2004	14.01	4,032,143	56,485,350	1.90%	34.62%
2003	10.41	3,597,135	37,434,125	1.20%	68.42%

Managed Bond
2007	$42.31	9,776,620	$413,635,229	4.47%	8.53%
2006	38.98	9,025,168	351,828,277	4.05%	4.81%
2005	37.19	8,493,958	315,929,669	3.40%	2.63%
2004	36.24	6,211,565	225,105,497	2.96%	5.38%
2003	34.39	6,314,379	217,152,849	4.29%	6.24%

Inflation Managed
2007	$41.93	4,204,544	$176,308,909	4.27%	10.14%
2006	38.07	4,088,136	155,646,544	3.97%	0.52%
2005	37.88	4,076,452	154,399,403	3.00%	2.54%
2004	36.94	3,319,185	122,599,913	0.83%	8.90%
2003	33.92	3,041,925	103,178,081	0.08%	8.24%

See Notes to Financial Statements	See explanation of references on K-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of
	At the End of Each Year or Period			Investment
		Total	Total	Income to
Variable Accounts		Units	Net	Average Net	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Assets (1)	Returns (2)

Money Market
2007	$22.84	10,196,175	$232,852,629	4.85%	4.99%
2006	21.75	8,657,137	188,307,581	4.64%	4.69%
2005	20.78	9,011,395	187,232,550	2.74%	2.82%
2004	20.21	13,542,076	273,645,486	1.01%	1.01%
2003	20.01	13,892,825	277,926,765	0.80%	0.79%

High Yield Bond
2007	$39.92	1,924,183	$76,816,614	7.58%	2.44%
2006	38.97	1,921,427	74,879,252	7.33%	9.42%
2005	35.61	2,046,323	72,878,683	7.05%	2.37%
2004	34.79	2,241,878	77,993,215	7.12%	9.42%
2003	31.79	2,290,346	72,817,214	7.37%	20.29%

Comstock (6)
2007	$12.44	6,703,119	$83,377,663	1.54%	(3.01%)
2006	12.83	4,730,546	60,669,698	1.76%	16.33%
2005	11.02	3,673,500	40,498,213	1.39%	4.36%
2004	10.56	4,333,807	45,781,297	1.88%	17.17%
2003	9.02	1,746,197	15,743,378	1.03%	31.38%

Mid-Cap Growth
2007	$10.50	6,666,596	$70,025,236	0.48%	22.92%
2006	8.55	6,053,274	51,728,324	0.23%	8.93%
2005	7.84	4,677,898	36,697,161	0.00%	17.90%
2004	6.65	3,056,878	20,339,747	0.00%	21.59%
2003	5.47	2,524,178	13,813,264	0.00%	30.39%

Real Estate
2007	$36.71	2,496,462	$91,656,848	1.02%	(16.16%)
2006	43.79	2,826,403	123,770,629	3.08%	38.06%
2005	31.72	2,853,932	90,522,273	0.89%	16.79%
2004	27.16	2,931,932	79,628,507	2.82%	37.62%
2003	19.74	2,443,728	48,227,396	3.26%	37.52%

Small-Cap Equity (7)
2007	$14.53	785,370	$11,413,846	0.24%	6.04%
2006	13.71	415,525	5,695,033	0.89%	18.68%
05/03/2005 - 12/31/2005	11.55	208,894	2,412,411	0.86%	15.48%

I
2007	$37.70	3,147,799	$118,662,254	2.05%	8.01%
2006	34.90	3,112,831	108,644,524	1.50%	26.78%
2005	27.53	2,849,925	78,457,074	1.57%	10.55%
2004	24.90	2,231,535	55,570,535	1.28%	24.00%
2003	20.08	1,975,752	39,679,031	1.27%	47.43%

II
2007	$27.81	1,388,785	$38,626,287	0.37%	22.43%
2006	22.72	1,586,739	36,046,654	0.63%	8.52%
2005	20.93	1,419,434	29,714,468	0.45%	13.92%
2004	18.38	1,456,339	26,762,771	0.30%	11.19%
2003	16.53	1,190,189	19,670,670	0.28%	34.58%

III
2007	$38.10	1,330,308	$50,686,469	0.00%	11.92%
2006	34.04	1,340,167	45,625,020	0.00%	16.35%
2005	29.26	1,366,693	39,991,343	0.00%	15.13%
2004	25.42	1,907,181	48,474,124	0.00%	9.33%
2003	23.25	1,680,154	39,059,365	0.00%	55.89%

V
2007	$16.94	1,446,522	$24,509,629	0.62%	5.44%
2006	16.07	1,549,298	24,896,714	0.55%	13.89%
2005	14.11	1,282,886	18,101,507	0.76%	7.81%
2004	13.09	696,561	9,116,719	0.81%	22.60%
2003	10.68	438,776	4,684,258	0.91%	29.65%

BlackRock Basic Value V.I. Class III (8)
2007	$12.63	397,583	$5,021,114	1.64%	1.53%
2006	12.44	234,578	2,917,816	4.02%	21.59%
02/15/2005 - 12/31/2005	10.23	14,023	143,454	2.48%	2.30%

BlackRock Global Allocation V.I. Class III (9)
2007	$14.85	793,421	$11,783,611	4.57%	16.75%
2006	12.72	349,576	4,446,773	3.86%	16.40%
02/15/2005 - 12/31/2005	10.93	265,340	2,899,576	7.00%	9.28%

Fidelity VIP Contrafund ® Service Class 2
2007	$15.02	3,792,886	$56,986,250	0.91%	17.30%
2006	12.81	2,446,046	31,329,827	1.02%	11.43%
02/15/2005 - 12/31/2005	11.49	1,902,907	21,872,725	0.00%	14.94%

Fidelity VIP Freedom Income Service Class 2 (4)
10/29/2007 - 12/31/2007	$10.03	1,143	$11,458	See Note (10)	(0.35%)

See Notes to Financial Statements	See explanation of references on K-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of
	At the End of Each Year or Period			Investment
			Total	Income to
Variable Accounts		Total Units	Net	Average Net	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Assets (1)	Returns (2)

Fidelity VIP Freedom 2010 Service Class 2 (4)
12/13/2007 - 12/31/2007	$9.91	8,484	$84,073	See Note (10)	(0.11%)

Fidelity VIP Freedom 2015 Service Class 2 (4)
10/26/2007 - 12/31/2007	$9.88	34,170	$337,562	See Note (10)	(2.12%)

Fidelity VIP Freedom 2020 Service Class 2 (4)
12/03/2007 - 12/31/2007	$9.83	9,549	$93,827	See Note (10)	(0.02%)

Fidelity VIP Freedom 2025 Service Class 2 (4)
11/09/2007 - 12/31/2007	$9.81	246,074	$2,413,927	See Note (10)	0.26%

Fidelity VIP Freedom 2030 Service Class 2 (4)
10/08/2007 - 12/31/2007	$9.76	13,972	$136,332	See Note (10)	(2.98%)

Fidelity VIP Growth Service Class 2
2007	$14.38	247,233	$3,556,222	0.19%	26.66%
2006	11.36	57,966	658,290	0.13%	6.57%
02/15/2005 - 12/31/2005	10.66	25,172	268,238	0.00%	6.56%

Fidelity VIP Mid Cap Service Class 2
2007	$15.04	2,090,850	$31,441,094	0.48%	15.34%
2006	13.04	1,357,809	17,702,724	0.18%	12.40%
02/15/2005 - 12/31/2005	11.60	1,326,555	15,386,821	0.00%	15.99%

Fidelity VIP Value Strategies Service Class 2
2007	$12.89	333,286	$4,297,443	0.46%	5.44%
2006	12.23	795,861	9,732,388	0.09%	16.01%
02/15/2005 - 12/31/2005	10.54	31,720	334,372	0.00%	5.41%

International Growth Service Class (4)
05/03/2007 - 12/31/2007	$11.97	866,820	$10,373,349	0.69%	16.76%

Risk-Managed Core Service Class (4)
06/21/2007 - 12/31/2007	$10.05	15,705	$157,855	2.17%	0.66%

Mid Cap Growth Service Class (4)
05/16/2007 - 12/31/2007	$11.08	82,577	$914,666	0.12%	8.83%

US Strategic Equity (4)
05/21/2007 - 12/31/2007	$9.44	3,462	$32,685	4.44%	(8.17%)

Legg Mason Partners Variable Aggressive Growth Class — II (4)
05/03/2007 - 12/31/2007	$9.72	8,141	$79,104	0.00%	(4.02%)

Legg Mason Partners Variable Mid Cap Core Class — II (4)
05/21/2007 - 12/31/2007	$9.78	12,558	$122,772	0.12%	(5.49%)

MFS New Discovery Series Service Class (4)
05/14/2007 - 12/31/2007	$9.53	22,449	$213,868	0.00%	(4.79%)

MFS Utilities Series Service Class (4)
05/11/2007 - 12/31/2007	$11.14	1,287,407	$14,336,747	0.00%	9.08%

OpCap Small Cap (4)
05/24/2007 - 12/31/2007	$9.54	14,693	$140,107	0.00%	(6.71%)

T. Rowe Price Blue Chip Growth — II
2007	$13.20	413,880	$5,461,697	0.07%	12.49%
2006	11.73	199,541	2,340,853	0.32%	9.33%
02/15/2005 - 12/31/2005	10.73	60,700	651,326	0.28%	7.30%

T. Rowe Price Equity Income — II
2007	$12.61	2,275,375	$28,700,715	1.49%	3.03%
2006	12.24	2,347,503	28,739,750	1.54%	18.65%
02/15/2005 - 12/31/2005	10.32	767,607	7,920,645	1.94%	3.19%

Van Eck Worldwide Hard Assets
2007	$25.96	2,428,039	$63,021,211	0.10%	45.36%
2006	17.86	2,181,931	38,961,582	0.03%	24.49%
02/15/2005 - 12/31/2005	14.34	850,416	12,197,923	0.00%	43.43%

ETF 2010 (4)
06/26/2007 - 12/31/2007	$9.91	7,562	$74,938	0.00%	(0.30%)

ETF 2015 (4)
06/11/2007 - 12/31/2007	$9.97	8,589	$85,629	0.00%	(1.77%)

ETF 2020 (4)
05/17/2007 - 12/31/2007	$9.89	35,447	$350,566	0.00%	(2.37%)

ETF 2025 (4)
05/29/2007 - 12/31/2007	$9.98	34,604	$345,351	0.00%	(2.63%)

ETF 2030 (4)
05/04/2007 - 12/31/2007	$9.84	57,090	$561,770	0.00%	(3.72%)

ETF 2040+ (4)
05/17/2007 - 12/31/2007	$9.74	29,044	$282,885	0.00%	(3.94%)

See Notes to Financial Statements	See explanation of references on K-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)
Explanation of References for Financial Highlights on K-1 through K-4
(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The ratios for periods of less than one full year are annualized.

(2)	Total returns reflect changes in unit value of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any M&E fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(3)	Prior to 05/01/07, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account. Prior to 05/01/2005, the variable account was named Aggressive Equity Variable Account.

(4)	Operations commenced during 2007 (See Note 1 to Financial Statements).

(5)	Prior to 01/01/2006, Large-Cap Growth Variable Account was named Blue Chip Variable Account.

(6)	Prior to 05/01/2003, Comstock Variable Account was named Strategic Value Variable Account.

(7)	Prior to 05/01/2007, Small-Cap Equity Variable Account was named VN Small-Cap Value Variable Account.

(8)	Prior to 10/01/2006, BlackRock Basic Value V.I. Class III Variable Account was named Mercury Basic Value V.I. Class III Variable Account. Prior to 05/01/2005, the variable account was named Merrill Lynch Basic Value V.I. Class III Variable Account.

(9)	Prior to 10/01/2006, BlackRock Global Allocation V.I. Class III Variable Account was named Mercury Global Allocation V.I. Class III Variable Account. Prior to 05/01/2005, the variable account was named Merrill Lynch Global Allocation V.I. Class III Variable Account.

(10)	The annualized investment income ratios for the periods from inception to December 31, 2007 were 20.70%, 43.03%, 17.79%, 24.07%, 13.39%, and 13.07% for the Fidelity VIP Freedom Income Service Class 2, Fidelity VIP Freedom 2010 Service Class 2, Fidelity VIP Freedom 2015 Service Class 2, Fidelity VIP Freedom 2020 Service Class 2, Fidelity VIP Freedom 2025 Service Class 2, and Fidelity VIP Freedom 2030 Service Class 2 Variable Accounts, respectively. If not annualized, the investment income ratios were 3.63%, 2.24%, 3.27%, 1.91%, 1.94% and 3.04%, respectively.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2007 is comprised of sixty-six subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, M Fund, Inc., BlackRock Variable Series Funds, Inc., Fidelity® Variable Insurance Products Funds, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS® Variable Insurance Trust, Premier VIT, T. Rowe Price Equity Series, Inc., Van Eck Worldwide Insurance Trust, and XTF Advisors Trust (collectively, the “Funds”) as presented in the Schedule of Investments in Section I of this brochure.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through H of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) twenty-two new Variable Accounts listed in the following table:

Commenced
Variable Accounts	Operations on

Floating Rate Loan	May 4, 2007
Fidelity VIP Freedom Income Service Class 2	October 29, 2007
Fidelity VIP Freedom 2010 Service Class 2	December 13, 2007
Fidelity VIP Freedom 2015 Service Class 2	October 26, 2007
Fidelity VIP Freedom 2020 Service Class 2	December 3, 2007
Fidelity VIP Freedom 2025 Service Class 2	November 9, 2007
Fidelity VIP Freedom 2030 Service Class 2	October 8, 2007
International Growth Service Class	May 3, 2007
Risk-Managed Core Service Class	June 21, 2007
Mid Cap Growth Service Class	May 16, 2007
US Strategic Equity	May 21, 2007
Legg Mason Partners Variable Aggressive Growth — Class II	May 3, 2007
Legg Mason Partners Variable Mid Cap Core — Class II	May 21, 2007
MFS New Discovery Series Service Class	May 14, 2007
MFS Utilities Series Service Class	May 11, 2007
OpCap Small Cap	May 24, 2007
ETF 2010	June 26, 2007
ETF 2015	June 11, 2007
ETF 2020	May 17, 2007
ETF 2025	May 29, 2007
ETF 2030	May 4, 2007
ETF 2040+	May 17, 2007
     The net assets of the Pacific Select Fund’s Concentrated Growth and Capital Opportunities Portfolios, the underlying portfolios for the Concentrated Growth and Capital Opportunities Variable Accounts, respectively, were transferred to the Pacific Select Fund’s Equity and Main Street Core Portfolios (the “2007 Surviving Portfolios”), the underlying portfolios for the Equity and Main Street Core Variable Accounts, respectively, in exchange for shares of the 2007 Surviving Portfolios (the “2007 Reorganization”). The 2007 Reorganization took place on April 30, 2007. In connection with the 2007 Reorganization, a total of 1,528,682 outstanding accumulation units (valued at $8,185,234) of the Concentrated Growth Variable Account were exchanged for 575,774 accumulation units with equal value of the Equity Variable Account; and a total of 1,209,146 outstanding accumulation units (valued at $12,366,072) of the Capital Opportunities Variable Account were exchanged for 222,822 accumulation units with equal value of the Main Street Core Variable Account.
     The net assets of the Pacific Select Fund’s Aggressive Growth and Financial Services Portfolios, the underlying portfolios for the Aggressive Growth and Financial Services Variable Accounts, respectively, were transferred to the Pacific Select Fund’s Mid-Cap Growth and Large-Cap Value Portfolios (the “2006 Surviving Portfolios”), the underlying portfolios for the Mid-Cap Growth and Large-Cap Value Variable Accounts, respectively, in exchange for shares of the 2006 Surviving Portfolios (the “2006 Reorganization”). The 2006 Reorganization took place on April 28, 2006. In connection with the 2006 Reorganization, a total of 1,006,002 outstanding accumulation units (valued at $10,233,550) of the Aggressive Growth Variable Account were exchanged for 1,187,650 accumulation units with equal value of the Mid-Cap Growth Variable Account; and a total of 732,657 outstanding accumulation units (valued at $8,957,429) of the Financial Services Variable Account were exchanged for 586,882 accumulation units with equal value of the Large-Cap Value Variable Account.
     The net assets of the Pacific Select Fund’s Equity Income Portfolio, the underlying Portfolio for Equity Income Variable Account, was substituted by Pacific Select Fund’s American Funds Growth-Income Portfolio, the underlying Portfolio of American Funds Growth-Income Variable Account (the “2006 Substitution”). The 2006 Substitution took place on April 28, 2006. In connection with the 2006 Substitution, a total of 1,488,874 outstanding accumulation units (valued at $20,419,717) of the Equity Income Variable Account were substituted by 1,763,883 accumulation units with equal value of the American Funds Growth-Income Variable Account.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable life insurance policies issued by Pacific Life. The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Funds are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds are discussed in the notes to their financial statements.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.
3. CHARGES AND EXPENSES
     With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums to help pay for costs of distributing the policies and to pay state and local premiums taxes, any other taxes that may be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from our amortization and delayed recognition of certain policy expenses for Federal income tax purposes. Pacific Life also makes certain deductions from the net assets of each Variable Account for charges for the mortality and expense risks and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, services as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases (excluding dividend reinvestments) and proceeds from sales of investments for the year or periods ended December 31, 2007, were as follows:

Variable Accounts	Purchases	Sales
Small-Cap Growth (1)	$7,758,301	$3,944,970
International Value	36,672,000	30,717,163
International Small-Cap	12,658,963	1,783,956
Equity Index	29,890,083	57,513,109
Small-Cap Index	31,289,518	61,026,424
Diversified Research	8,050,309	14,772,585
Equity	12,535,272	11,005,263
American Funds Growth-Income	36,783,794	25,803,521
American Funds Growth	36,145,721	38,916,052
Large-Cap Value	12,045,542	15,113,417
Technology	8,597,388	7,120,327
Short Duration Bond	14,120,394	15,121,006
Floating Rate Loan (2)	14,133,067	4,589,014
Diversified Bond	18,962,255	1,117,374
Growth LT	12,252,156	44,510,634
Focused 30	18,045,454	6,366,885
Health Sciences	4,711,242	3,637,138
Mid-Cap Value	24,269,047	18,934,848
Large-Cap Growth	9,123,878	18,261,838
International Large-Cap	23,798,804	33,232,818
Small-Cap Value	9,493,925	14,928,776
Multi-Strategy	3,549,772	15,085,565
Main Street Core	18,899,893	12,686,567
Emerging Markets	27,653,611	18,082,105
Managed Bond	53,756,845	24,019,731
Inflation Managed	24,550,859	20,100,860
Money Market	333,567,937	299,206,600
High Yield Bond	26,591,939	26,290,912
Comstock	30,280,499	3,735,103
Mid-Cap Growth	19,777,414	12,865,841
Real Estate	11,141,038	25,041,464
Small-Cap Equity (1)	6,894,770	1,514,555
I	25,941,519	24,208,506
II	4,416,704	9,128,344
III	24,841,950	25,388,684
V	3,665,432	5,353,747
BlackRock Basic Value V.I. Class III	4,340,019	2,203,725
BlackRock Global Allocation V.I. Class III	7,197,035	1,012,062
Fidelity VIP Contrafund® Service Class 2	22,736,566	4,041,190
Fidelity VIP Freedom Income Service Class 2 (2)	11,611	111
Fidelity VIP Freedom 2010 Service Class 2 (2)	84,166	—
Fidelity VIP Freedom 2015 Service Class 2 (2)	372,827	36,378
Fidelity VIP Freedom 2020 Service Class 2 (2)	94,251	372
Fidelity VIP Freedom 2025 Service Class 2 (2)	2,419,623	11,735
Fidelity VIP Freedom 2030 Service Class 2 (2)	139,337	341
Fidelity VIP Growth Service Class 2	2,949,538	433,780
Fidelity VIP Mid Cap Service Class 2	13,320,852	2,960,474
Fidelity VIP Value Strategies Service Class 2	10,423,469	16,467,488
International Growth Service Class (2)	10,828,941	1,065,698
Risk-Managed Core Service Class (2)	162,493	4,350
Mid Cap Growth Service Class (2)	921,676	49,020
US Strategic Equity (2)	47,235	14,452
Legg Mason Partners Variable Aggressive Growth Class — II (2)	1,298,710	1,183,696
Legg Mason Partners Variable Mid Cap Core Class — II (2)	151,114	24,022
MFS New Discovery Series Service Class (2)	251,542	34,065
MFS Utilities Series Service Class (2)	14,189,704	199,135
OpCap Small Cap (2)	161,113	17,029
T. Rowe Price Blue Chip Growth — II	27,150,773	24,310,192
T. Rowe Price Equity Income — II	17,541,774	18,404,889
Van Eck Worldwide Hard Assets	20,009,688	15,955,372
ETF 2010 (2)	77,436	2,088
ETF 2015 (2)	89,403	1,320
ETF 2020 (2)	437,656	80,896
ETF 2025 (2)	408,600	64,948
ETF 2030 (2)	740,597	162,842
ETF 2040+ (2)	325,334	37,441

(1)	Prior to May 1, 2007, the Small-Cap Growth and Small-Cap Equity Variable Accounts were named Fasciano Small Equity and VN Small-Cap Value Variable Accounts, respectively.

(2)	Operations commenced during 2007 (See Note 1 to Financial Statements).

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
6. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years or periods ended December 31, 2007 and 2006, were as follows:

	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Small-Cap Growth (1)	1,328,245	(1,078,617)	249,628	1,183,129	(1,471,477)	(288,348)
International Value	3,613,315	(3,453,703)	159,612	3,266,578	(3,184,616)	81,962
International Small-Cap (2)	1,994,399	(1,040,736)	953,663	1,478,898	(230,027)	1,248,871
Equity Index	2,346,136	(2,818,358)	(472,222)	3,521,144	(4,091,145)	(570,001)
Small-Cap Index	5,200,162	(6,748,482)	(1,548,320)	6,744,476	(8,197,468)	(1,452,992)
Diversified Research	1,834,616	(2,281,739)	(447,123)	2,796,641	(2,634,540)	162,101
Equity	1,562,333	(1,454,993)	107,340	1,233,520	(1,906,741)	(673,221)
American Funds Growth-Income	3,864,346	(3,088,645)	775,701	4,021,867	(1,245,687)	2,776,180
American Funds Growth	6,462,193	(6,637,139)	(174,946)	3,478,056	(1,226,408)	2,251,648
Large-Cap Value	3,802,400	(3,990,480)	(188,080)	4,789,891	(5,067,162)	(277,271)
Technology	2,725,068	(2,587,133)	137,935	3,018,801	(2,372,214)	646,587
Short Duration Bond	2,099,182	(2,193,911)	(94,729)	2,080,756	(1,755,507)	325,249
Floating Rate Loan (3)	1,492,611	(529,620)	962,991
Diversified Bond (2)	2,197,179	(525,995)	1,671,184	1,251,450	(254,362)	997,088
Growth LT	1,528,998	(2,217,785)	(688,787)	2,369,682	(2,841,254)	(471,572)
Focused 30	3,200,064	(2,406,722)	793,342	5,009,603	(4,532,183)	477,420
Health Sciences	1,180,515	(1,106,060)	74,455	1,291,653	(1,163,762)	127,891
Mid-Cap Value	4,701,984	(4,507,228)	194,756	6,585,071	(6,509,583)	75,488
Large-Cap Growth	2,666,940	(3,784,818)	(1,117,878)	3,214,242	(2,199,524)	1,014,718
International Large-Cap	7,575,096	(8,276,120)	(701,024)	8,521,982	(7,320,730)	1,201,252
Small-Cap Value	2,789,105	(3,035,336)	(246,231)	2,570,119	(2,133,488)	436,631
Multi-Strategy	419,934	(641,403)	(221,469)	729,984	(1,037,943)	(307,959)
Main Street Core	857,901	(743,735)	114,166	715,908	(1,046,246)	(330,338)
Emerging Markets	3,297,383	(3,008,268)	289,115	4,037,081	(3,842,816)	194,265
Managed Bond	5,791,955	(5,040,503)	751,452	6,518,394	(5,987,184)	531,210
Inflation Managed	1,832,522	(1,716,114)	116,408	1,917,796	(1,906,112)	11,684
Money Market	41,973,985	(40,434,947)	1,539,038	37,259,145	(37,613,403)	(354,258)
High Yield Bond	1,358,115	(1,355,359)	2,756	1,452,013	(1,576,909)	(124,896)
Comstock	4,191,474	(2,218,901)	1,972,573	3,843,463	(2,786,417)	1,057,046
Mid-Cap Growth	6,065,688	(5,452,366)	613,322	7,247,004	(5,871,628)	1,375,376
Real Estate	1,732,006	(2,061,947)	(329,941)	2,051,186	(2,078,715)	(27,529)
Small-Cap Equity (1)	685,388	(315,543)	369,845	391,202	(184,571)	206,631
I	1,471,592	(1,436,624)	34,968	1,767,747	(1,504,841)	262,906
II	418,243	(616,197)	(197,954)	932,031	(764,726)	167,305
III	862,656	(872,515)	(9,859)	837,305	(863,831)	(26,526)
V	396,302	(499,078)	(102,776)	975,412	(709,000)	266,412
BlackRock Basic Value V.I. Class III (4)	534,033	(371,028)	163,005	385,151	(164,596)	220,555
BlackRock Global Allocation V.I. Class III (4)	600,505	(156,660)	443,845	303,941	(219,705)	84,236
Fidelity VIP Contrafund® Service Class 2	3,054,776	(1,707,936)	1,346,840	2,709,157	(2,166,018)	543,139
Fidelity VIP Freedom Income Service Class 2 (3)	1,154	(11)	1,143
Fidelity VIP Freedom 2010 Service Class 2 (3)	8,484	—	8,484
Fidelity VIP Freedom 2015 Service Class 2 (3)	36,931	(2,761)	34,170
Fidelity VIP Freedom 2020 Service Class 2 (3)	9,587	(38)	9,549
Fidelity VIP Freedom 2025 Service Class 2 (3)	247,965	(1,891)	246,074
Fidelity VIP Freedom 2030 Service Class 2 (3)	14,103	(131)	13,972
Fidelity VIP Growth Service Class 2	235,682	(46,415)	189,267	45,200	(12,406)	32,794
Fidelity VIP Mid Cap Service Class 2	1,410,663	(677,622)	733,041	1,403,588	(1,372,334)	31,254
Fidelity VIP Value Strategies Service Class 2	1,006,295	(1,468,870)	(462,575)	798,962	(34,821)	764,141
International Growth Service Class (3)	1,256,974	(390,154)	866,820
Risk-Managed Core Service Class (3)	16,147	(442)	15,705
Mid Cap Growth Service Class (3)	87,733	(5,156)	82,577
US Strategic Equity (3)	4,906	(1,444)	3,462
Legg Mason Partner Variable Aggressive Growth — Class II (3)	128,796	(120,655)	8,141
Legg Mason Partner Variable Mid Cap Core — Class II (3)	15,146	(2,588)	12,558
MFS New Discovery Series Service Class (3)	24,601	(2,152)	22,449
MFS Utilities Series Service Class (3)	1,315,413	(28,006)	1,287,407
OpCap Small Cap (3)	16,624	(1,931)	14,693
T. Rowe Price Blue Chip Growth — II	2,300,538	(2,086,199)	214,339	185,814	(46,973)	138,841
T. Rowe Price Equity Income — II	4,939,215	(5,011,343)	(72,128)	2,957,440	(1,377,544)	1,579,896
Van Eck Worldwide Hard Assets	1,998,450	(1,752,342)	246,108	2,956,922	(1,625,407)	1,331,515

See explanation of references on L-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ETF 2010 (3)	7,853	(291)	7,562
ETF 2015 (3)	8,730	(141)	8,589
ETF 2020 (3)	43,682	(8,235)	35,447
ETF 2025 (3)	41,124	(6,520)	34,604
ETF 2030 (3)	59,183	(2,093)	57,090
ETF 2040+ (3)	30,512	(1,468)	29,044

(1)	Prior to May 1, 2007, the Small-Cap Growth and Small-Cap Equity Variable Accounts were named Fasciano Small Equity and VN Small-Cap Value Variable Accounts, respectively.

(2)	Operations commenced on May 1, 2006.

(3)	Operations commenced during 2007 (See Note 1 to Financial Statements).

(4)	Prior to October 1, 2006, the BlackRock Basic Value V.I. Class III and BlackRock Global Allocation V.I. Class III Variable Accounts were named Mercury Basic Value V.I. Class III and Mercury Global Allocation V.I. Class III Variable Accounts, respectively.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Pacific Select Exec Separate Account (the “Separate Account”) comprised of Small-Cap Growth (formerly Fasciano Small Equity), International Value, International Small-Cap, Equity Index, Small-Cap Index, Diversified Research, Equity, American Funds® Growth-Income, American Funds Growth, Large-Cap Value, Technology, Short Duration Bond, Floating Rate Loan, Diversified Bond, Growth LT, Focused 30, Health Sciences, Mid-Cap Value, Large-Cap Growth, International Large-Cap, Small-Cap Value, Multi-Strategy, Main Street® Core, Emerging Markets, Managed Bond, Inflation Managed, Money Market, High Yield Bond, Comstock, Mid-Cap Growth, Real Estate, Small-Cap Equity (formerly VN Small-Cap Value), Variable Account I, Variable Account II, Variable Account III, Variable Account V, BlackRock Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP Freedom Income Service Class 2, Fidelity VIP Freedom 2010 Service Class 2, Fidelity VIP Freedom 2015 Service Class 2, Fidelity VIP Freedom 2020 Service Class 2, Fidelity VIP Freedom 2025 Service Class 2, Fidelity VIP Freedom 2030 Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Value Strategies Service Class 2, International Growth Service Class, Risk-Managed Core Service Class, Mid Cap Growth Service Class, US Strategic Equity, Legg Mason Partners Variable Aggressive Growth — Class II, Legg Mason Partners Variable Mid Cap Core — Class II, MFS New Discovery Series Service Class, MFS Utilities Series Service Class, OpCap Small Cap, T. Rowe Price Blue Chip Growth — II, T. Rowe Price Equity Income — II, Van Eck Worldwide Hard Assets, ETF 2010, ETF 2015, ETF 2020, ETF 2025, ETF 2030, and ETF 2040+ Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2007, the related statements of operations for the periods presented, the statements of changes in net assets for each of the periods presented, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 2007, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 29, 2008

M-1

Annual Reports
as of December 31, 2007

•	Pacific Select Fund

•	Pacific Select Exec Separate Account of Pacific Life Insurance

Pacific Life Insurance Company
Client Services Department
700 Newport Center Drive
PO Box 7500
Newport Beach, California 92658-7500

ADDRESS SERVICE REQUESTED

Form No.	15-17463-18